Accounts payable	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
ACCOUNTS PAYABLE	ACCOUNTS PAYABLE
21.1Accounting policies
Amounts payable to suppliers are initially recognized at fair value and subsequently increased, when applicable, by the corresponding charges and monetary and exchange variations.
21.2Breakdown of accounts payable
As described in note 2.1.4.6, negotiations with suppliers of aircraft services and parts mostly followed the same model as the renegotiation of lease obligations, i.e. the Company issued Notes in the equivalent amount of R$408,541 (equivalent of US$84,386), with interest of 7.5% p.a. to be paid quarterly from December 2023, and principal due in June 2030), as well as Convertible to equity, in the total amount of R$159,775 (equivalent US$33,002), with consecutive quarterly payments, starting in January 2025.

	December 31,
Description	2023	2022

Accounts payable	3,077,225	3,034,799
Accounts payable – Notes	401,702	—
Accounts payable – Convertible to equity	119,841	—
	3,598,768	3,034,799

Current	2,277,841	2,517,828
Non-current	1,320,927	516,971
21.3Movement of accounts payable
21.3.1Accounts payable – Notes

Description	December 31, 2022	Addition	Interest incurred	Foreign currency exchange	December 31, 2023

Financing with accounts payable – Notes	—	401,824	8,357	(8,479)	401,702
Total	—	401,824	8,357	(8,479)	401,702

Current	—				11,624
Non-current	—				390,078
21.3.2Accounts payable – Convertible to equity

Description	December 31, 2022	Addition	Interest incurred	Foreign currency exchange	December 31, 2023

Financing with accounts payable – Convertible to equity	—	118,809	3,347	(2,315)	119,841
Total	—	118,809	3,347	(2,315)	119,841

Non-current	—				119,841